INVENTORIES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 6. INVENTORIES

Inventories are measured at the lower of cost and net realizable value using the average cost method. If the cost of the inventories exceeds their market value, adjustments are recorded to write down excess inventory to its net realizable value. The Company recorded the write down of inventories amounting to approximately $596,000 and $743,000 for the three months ended March 31, 2025 and 2024, respectively. The Company’s inventories consist primarily of merchandise available for resale.

NOTE 7. INVENTORIES

Inventories are measured at the lower of cost and net realizable value using the average cost method. If the cost of the inventories exceeds their market value, adjustments are recorded to write down excess inventory to its net realizable value. The Company, as a result of its physical inventory observations recorded the write down of inventories amounting to approximately $2.5 million in 2024 and 2023, respectively. The Company’s inventories consist primarily of merchandise available for resale.